                              1997 Annual Report

                                 OPPENHEIMER

                                 Multi-Sector

                                 Income Trust

                               October 31, 1997

                           [OPPENHEIMERFUNDS LOGO]

                           THE RIGHT WAY TO INVEST

DEAR SHAREHOLDER:


Oppenheimer Multi-Sector Income Trust maintained its overall positive returns for the past year, due to continued slower worldwide growth and generally favorable inflation trends around the globe. As of October 31, 1997, the Trust's one-year total return was 11.40%, at market value, and its dividend return was 8.20%.(1) The Trust's net asset value rose and the yield remained steady, although returns lagged our peer group because we took a defensive stance against interest rate exposure early in the year. After the Federal Reserve's slight rate increase in March 1997, which had a minor dampening effect on the markets, we repositioned our holdings to take advantage of higher returns.

INVESTMENT BREAKDOWN:
OPPENHEIMER MULTI-SECTOR INCOME
TRUST AS OF 10/31/97:(4)

 35.1%
 23.5%
 10.0%
  9.7%
  9.5%                           [PIE CHART]
  5.5%
  5.5%
  1.2%

- U.S. corporate bonds & notes: 35.1%
- U.S. government obligations -- Agency: 23.5%
- Foreign government obligations: 10.0%
- Short-term securities: 9.7%
- U.S. government obligations -- Treasury: 9.5%
- Structured notes: 5.5%
- Foreign corporate bonds & notes: 5.5%
- Equity securities: 1.2%

Over the year, three of the Trust's investment sectors -- U.S. government securities, lower-rated, high-yield domestic corporate bonds and foreign fixed-income securities -- benefited from advantageous conditions in most of the world's fixed-income markets.

In spite of frequent bouts of short-term market volatility, the U.S. economy continued to provide moderate growth, inflation remained insignificant, and the economy continued to provide good investment opportunities. This low-inflationary growth environment was beneficial for the bond market, because when inflation is low, interest rates generally stay low and bond prices remain stable. As a result, the U.S. Treasury market rallied strongly. Another strong area was mortgage-backed securities, and the Trust was overweighted in this sector all year. Although mortgage rates declined, homeowner refinancings stayed surprisingly low. This helped keep volatility down and mortgage-backed security prices up.(2)

About a third of the Trust's assets were in high-yield corporate bonds where we favored sectors that were demonstrating strong growth.(3) We particularly liked


1. Total return is based on the change in market value per share from 10/31/96 to 10/31/97, without deducting any sales charges or brokerage costs. Returns would have been lower if sales charges were deducted. Dividend return is determined by annualizing the October 1997 dividend of $0.07 and dividing by the closing market price on the New York Stock Exchange of $10.25 per share on 10/24/97 (payment date). Past performance does not guarantee future results.

2. Mortgage-backed securities involve risks from early prepayment of underlying mortgages that can affect the Fund's income and principal value.

3. Investors in high-yield bonds are subject to greater risk that the issuer will default in its principal or interest payments.

4. Portfolio composition is subject to change. Chart is based on total investments at market value.

telecommunications providers which generally contributed good, though volatile, high-yield returns. The break-up of monopolies, both in the United States and abroad, also benefited some new companies in the high-yield sector.

The Trust's investments in foreign fixed-income securities delivered mixed performance. On the positive side, about 57% of our foreign bond holdings were in emerging markets, mainly Latin America and some Eastern European areas. Because many of the emerging market bonds are primarily U.S. dollar-denominated, they don't generally carry the usual foreign currency exchange risks. When emerging markets experience strong growth, as they did last year, their bonds generally perform well. (This is in contrast to developed market bonds which often sell off when growth is strong because of inflation fears.) The Trust's performance was not significantly impacted by the Southeast Asian currency crisis.

On the other hand, bonds issued by developed countries were disappointing, primarily because the U.S. dollar was strong versus major European currencies. When the U.S. dollar is strong or rising compared to other currencies, generally those other currencies are weak or falling. Consequently, generally when the dollar rises, the value of investments--such as foreign bonds--denominated in non-U.S. currencies falls. To help control currency exchange rate risks, we partially hedged our European currency positions and diversified broadly. Of course, any foreign investment, especially emerging markets investment, entails greater expenses and risks, such as adverse market changes due to currency fluctuations. But by diversifying the portfolio by country and industry, we aim to help reduce those risks.

However, generalized interest rate hikes worldwide could impair the environment. In early October, world markets experienced a series of interest-rate shocks, as several European countries modestly increased short-term rates. At the same time, Alan Greenspan, Chairman of the Federal Reserve, cautioned about U.S. job wage pressures and too-strong financial markets. His comments caused concerns in the markets; however, the markets seemed to recover quickly.

As always, we appreciate the trust you have placed in OppenheimerFunds, The Right Way to Invest. We look forward to helping you meet your investment goals with Oppenheimer Multi-Sector Income Trust.

Sincerely,

[SIGNATURE]

Bridget A. Macaskill
President
Oppenheimer Multi-Sector Income Trust

November 21, 1997

`STATEMENT OF INVESTMENTS October 31, 1997
Oppenheimer Multi-Sector Income Trust


                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
U.S. GOVERNMENT SECTOR -- 10.4%
TREASURY -- 10.3%
U.S. Treasury Bonds:
  11.875%, 11/15/03   . . . . . . . . . . . . . . . . . . . . . . . . .                 $ 2,130,000          $ 2,776,990
  7.125%, 2/15/23(2)  . . . . . . . . . . . . . . . . . . . . . . . . .                   5,497,000            6,113,698
  STRIPS, Zero Coupon, 6.85%, 2/15/19(3)  . . . . . . . . . . . . . . .                  11,000,000            2,908,015
U.S. Treasury Nts.:
  6%, 8/15/00   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     800,000              806,750
  6.125%, 8/31/98   . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,151,000            1,156,396
  6.25%, 2/15/03  . . . . . . . . . . . . . . . . . . . . . . . . . . .                     490,000              500,413
  6.25%, 2/28/02(4)   . . . . . . . . . . . . . . . . . . . . . . . . .                     793,000              807,621
  7%, 4/15/99(2)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13,455,000           13,711,493
  7.50%, 10/31/99   . . . . . . . . . . . . . . . . . . . . . . . . . .                   3,000,000            3,104,064
                                                                                                             -----------
                                                                                                              31,885,440
                                                                                                             -----------

                                                        Date              Strike              Contracts
                                                       ------          -----------          -------------
CALL OPTIONS PURCHASED -- 0.1%
U.S. Treasury, 30 yr. Futures, 12/97 Call
  Opt.    . . . . . . . . . . . . . . . . . . . . .     11/97              $118                 180              230,625
                                                                                                             -----------
Total U.S. Government Sector (Cost $31,498,519) . .                                                           32,116,065
                                                                                                             -----------

                                                                                          Shares
                                                                                       -------------
CONVERTIBLE SECTOR -- 1.4%
PREFERRED STOCKS -- 0.9%
American Radio Systems Corp., 11.375% Cum. Exchangeable
  Preferred   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        6,170             735,772
CGA Group Ltd., Preferred(5)(6)   . . . . . . . . . . . . . . . . . . .                       32,000             800,000
Crown American Realty Trust, 11% Cum. Non-Vtg. Preferred,
  Series A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        4,000             217,000
Del Monte Foods Corp., 14% Preferred Stock(7) . . . . . . . . . . . . .                          250             250,625
Intermedia Communications, Inc., 13.50% Exchangeable
  Preferred Stock, Series B(7)  . . . . . . . . . . . . . . . . . . . .                          500             591,250
Spanish Broadcasting Systems, Inc., 14.25% Cum. Sr.
  Exchangeable Preferred Stock, Non-Vtg.(7)(8)  . . . . . . . . . . . .                          175             185,938
                                                                                                             -----------
                                                                                                               2,780,585
                                                                                                             -----------
OTHER SECURITIES -- 0.4%
SD Warren Co., 14% Cum. Exchangeable, Series B(5)(6)  . . . . . . . . .                       25,000           1,156,250
                                                                                                             -----------

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                          Units             See Note 1
                                                                                      -------------       -------------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.1%
American Communications Services, Inc. Wts., Exp. 11/05(6)  . . . . . .                          700         $    59,500
American Telecasting, Inc. Wts., Exp. 6/99(6) . . . . . . . . . . . . .                        4,750                  47
Ames Department Stores, Inc., Litigation Trust(6) . . . . . . . . . . .                      128,889               1,289
Becker Gaming, Inc. Wts., Exp. 11/00(6) . . . . . . . . . . . . . . . .                       25,000               5,000
Cellular Communications International, Inc. Wts., Exp. 8/03(6)  . . . .                        2,500              42,500
CGA Group Ltd. Wts., Exp. 12/49(6)  . . . . . . . . . . . . . . . . . .                       32,000              16,000
Clearnet Communications, Inc. Wts., Exp. 9/05 . . . . . . . . . . . . .                          330               2,310
Foamex LP/JPS Automotive Corp. Wts., Exp. 7/99(6) . . . . . . . . . . .                        1,000              28,000
ICG Communications, Inc. Wts., Exp. 9/05(6) . . . . . . . . . . . . . .                        4,125              61,875
In-Flight Phone Corp. Wts., Exp. 8/02 . . . . . . . . . . . . . . . . .                          900                  --
NEXTLINK Communications, Inc. Wts., Exp. 2/09(6)  . . . . . . . . . . .                       15,000                 150
Orion Network Systems, Inc. Wts., Exp. 1/07 . . . . . . . . . . . . . .                          975              12,188
Protection One, Inc. Wts., Exp. 6/05(6) . . . . . . . . . . . . . . . .                        6,400              81,600
UNIFI Communications, Inc. Wts., Exp. 3/07(6) . . . . . . . . . . . . .                          500               1,000
Wireless One, Inc. Wts., Exp. 10/00(6)  . . . . . . . . . . . . . . . .                        1,500                  15
                                                                                                             -----------
                                                                                                                 311,474
                                                                                                             -----------
Total Convertible Sector (Cost $3,382,149)  . . . . . . . . . . . . . .                                        4,248,309
                                                                                                             -----------

                                                                                          Shares
                                                                                     ----------------
CORPORATE SECTOR -- 36.6%
COMMON STOCKS -- 0.0%
Capital Gaming International, Inc.(5) . . . . . . . . . . . . . . . . .                           18                  --
Optel, Inc.(5)(6) . . . . . . . . . . . . . . . . . . . . . . . . . . .                          815                   8
                                                                                                             -----------
                                                                                                                       8
                                                                                                             -----------

                                                                                      Face Amount(1)
                                                                                     ----------------
CORPORATE BONDS AND NOTES -- 36.6%
BASIC INDUSTRY -- 2.3%
Chemicals -- 1.1%
ICO, Inc., 10.375% Sr. Nts., 6/1/07(8)  . . . . . . . . . . . . . . . .                     $475,000             510,625
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., 9/15/07(8) . . . . . . .                      750,000             753,750
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(8)  . . . .                      600,000             597,000
Sovereign Specialty Chemicals, Inc., 9.50% Sr. Sub. Nts., 8/1/07(8) . .                      600,000             612,000
Sterling Chemicals, Inc., 11.75% Sr. Unsec. Sub. Nts., 8/15/06  . . . .                      600,000             667,500
                                                                                                             -----------
                                                                                                               3,140,875
                                                                                                             -----------
Containers -- 0.4%
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05(6)  . . . .                      750,000             813,750
U.S. Can Corp., 10.125% Sr. Sub. Nts., Series B, 10/15/06 . . . . . . .                      250,000             265,000
                                                                                                             -----------
                                                                                                               1,078,750
                                                                                                             -----------

STATEMENT OF INVESTMENTS (Continued)
Oppenheimer Multi-Sector Income Trust
                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
Paper -- 0.1%
Four M Corp., 12% Sr. Nts., Series B, 6/1/06(6) . . . . . . . . . . . .                   $  300,000         $   321,000
                                                                                                             -----------
Steel -- 0.7%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06 . . . . . . . . . . . . . . .                      700,000             731,500
Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01  . . . . . . . . .                      525,000             567,000
Keystone Consolidated Industries, Inc., 9.625% Sr. Nts., 8/1/07(8)  . .                      900,000             918,000
                                                                                                             -----------
                                                                                                               2,216,500
                                                                                                             -----------
CONSUMER RELATED -- 5.8%
Consumer Products -- 0.4%
Coleman Escrow Corp., Zero Coupon Sr. First Priority Disc. Nts.,
  10.71%, 5/15/01(3)(8)   . . . . . . . . . . . . . . . . . . . . . . .                      800,000             516,000
Dyersburg Corp., 9.75% Sr. Sub. Nts., 9/1/07(8) . . . . . . . . . . . .                      500,000             512,500
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts.,
  10.947%, 3/15/01(3)   . . . . . . . . . . . . . . . . . . . . . . . .                      455,000             311,675
                                                                                                             -----------
                                                                                                               1,340,175
                                                                                                             -----------
Food/Beverages/Tobacco -- 0.6%
CFP Holdings, Inc., 11.625% Gtd. Sr. Nts., Series B, 1/15/04  . . . . .                      600,000             579,000
International Home Foods, Inc., 10.375% Sr. Sub. Nts., 11/1/06  . . . .                      500,000             532,500
Windy Hill Pet Food, Inc., 9.75% Sr. Sub. Nts., 5/15/07 . . . . . . . .                      700,000             717,500
                                                                                                             -----------
                                                                                                               1,829,000
                                                                                                             -----------
Healthcare -- 0.7%
Integrated Health Services, Inc.:
  11% Sr. Sub. Nts., 4/30/06(12)  . . . . . . . . . . . . . . . . . . .                       15,000              15,900
  9.50% Sr. Sub. Nts., 9/15/07(8)   . . . . . . . . . . . . . . . . . .                    1,200,000           1,245,000
Sun Healthcare Group, Inc., 9.50% Sr. Sub. Nts., 7/1/07(8)  . . . . . .                      800,000             812,000
                                                                                                             -----------
                                                                                                               2,072,900
                                                                                                             -----------
Hotel/Gaming -- 2.7%
Arizona Charlie's, Inc., 12% First Mtg. Nts., Series B, 11/15/00(6)(9)                       550,000             295,625
Capital Gaming International, Inc., Promissory Nts., 8/1/95(9)  . . . .                        5,500                  --
Capitol Queen & Casino, Inc., 12% First Mtg. Nts., Series A,
  11/15/00(6)(9)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                      200,000              28,500
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07(8)  . . . . . . . . . .                      875,000             884,844
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., 8/15/03 . . . . .                      750,000             716,250
Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03  . . . . . .                      250,000             265,625
HMH Properties, Inc., 9.50% Sr. Sec. Nts., Series B, 5/15/05  . . . . .                      500,000             517,500
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07(8)  . . . . . . . .                    1,000,000           1,025,000
Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
  Series B, 11/15/02  . . . . . . . . . . . . . . . . . . . . . . . . .                      900,000           1,156,500

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
Hotel/Gaming (Continued)
Rio Hotel & Casino, Inc., 9.50% Gtd. Sr. Sub. Nts., 4/15/07 . . . . . .                   $  500,000         $   522,500
Showboat Marina Casino Partnership/Showboat Marina
  Finance Corp., 13.50% First Mtg. Nts., Series B, 3/15/03  . . . . . .                    1,000,000           1,147,500
Signature Resorts, Inc., 9.75% Sr. Nts., 10/1/07(8) . . . . . . . . . .                      530,000             537,950
Station Casinos, Inc., 10.125% Sr. Sub. Nts., 3/15/06 . . . . . . . . .                    1,325,000           1,358,125
                                                                                                             -----------
                                                                                                               8,455,919
                                                                                                             -----------
Restaurants -- 0.1%
Ameriking, Inc., 10.75% Sr. Nts., 12/1/06 . . . . . . . . . . . . . . .                      230,000             244,375
                                                                                                             -----------
Textile/Apparel -- 1.3%
CMI Industries, Inc., 9.50% Sr. Sub. Nts., 10/1/03(6) . . . . . . . . .                      575,000             563,500
Consoltex Group, Inc., 11% Gtd. Sr. Sub. Nts., Series B, 10/1/03(6) . .                      500,000             527,500
Dan River, Inc., 10.125% Sr. Sub. Nts., 12/15/03  . . . . . . . . . . .                      800,000             854,000
Tultex Corp., 9.625% Sr. Nts., 4/15/07  . . . . . . . . . . . . . . . .                      700,000             722,750
WestPoint Stevens, Inc., 9.375% Sr. Sub. Debs., 12/15/05  . . . . . . .                      750,000             791,250
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06  . . . . .                      500,000             527,500
                                                                                                             -----------
                                                                                                               3,986,500
                                                                                                             -----------
ENERGY -- 3.2%
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07(8)  . . . . . . . .                    1,310,000           1,342,750
Canadian Forest Oil Ltd., 8.75% Sr. Sub. Nts., 9/15/07(8) . . . . . . .                       90,000              89,749
Chesapeake Energy Corp.:
  12% Gtd. Sr. Exchangeable Nts., 3/1/01  . . . . . . . . . . . . . . .                    1,000,000           1,080,000
  9.125% Sr. Nts., 4/15/06  . . . . . . . . . . . . . . . . . . . . . .                      700,000             724,500
Dailey International, Inc., 9.75% Gtd. Sr. Unsec. Nts.,
  8/15/07(8)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      500,000             522,500
Forcenergy, Inc.:
  8.50% Sr. Sub. Nts., Series B, 2/15/07  . . . . . . . . . . . . . . .                      250,000             250,000
  9.50% Sr. Sub. Nts., 11/1/06  . . . . . . . . . . . . . . . . . . . .                      540,000             568,350
Gothic Energy Corp., Units (each unit consists of $1,000
  principal amount of 0%/12.25% sr. disc. nts., 9/1/04
  and 14 warrants to purchase one ordinary share)(8)(10)(11)  . . . . .                      725,000             772,125
J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06 . . . . . . . . . .                      275,000             292,875
Mesa Operating Co., 0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06(11) . .                    1,000,000             805,000
National Energy Group, Inc., 10.75% Sr. Nts., 11/1/06 . . . . . . . . .                      100,000             104,000
Petroleum Heat & Power Co., Inc., 9.375% Sub. Debs., 2/1/06(6)  . . . .                      500,000             465,000
Pogo Producing Co., 8.75% Sub. Nts., 5/15/07  . . . . . . . . . . . . .                      900,000             918,000
Statia Terminals International/Statia Terminals (Canada), Inc.,
  11.75% First Mtg. Nts., Series B, 11/15/03  . . . . . . . . . . . . .                      200,000             213,000

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
ENERGY (CONTINUED)
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07(8) . . . . . . . . . .                   $1,400,000          $1,396,500
Wiser Oil Co., 9.50% Sr. Sub. Nts., 5/15/07 . . . . . . . . . . . . . .                      385,000             385,000
                                                                                                              ----------
                                                                                                               9,929,349
                                                                                                              ----------
FINANCIAL SERVICES -- 2.6%
Banks & Thrifts -- 0.4%
First Nationwide Holdings, Inc., 10.625% Sr. Sub. Nts., 10/1/03 . . . .                      530,000             585,650
Western Financial Bank, 8.875% Sub. Bonds, 8/1/07 . . . . . . . . . . .                      725,000             728,335
                                                                                                              ----------
                                                                                                               1,313,985
                                                                                                              ----------
Diversified Financial -- 2.2%
Americredit Corp., 9.25% Sr. Nts., 2/1/04 . . . . . . . . . . . . . . .                      190,000             190,950
Amresco, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04  . . . . . . . .                      400,000             420,000
Emergent Group, Inc., 10.75% Sr. Nts., 9/15/04(8) . . . . . . . . . . .                      925,000             911,125
Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec. Nts.,
  Series B, 4/1/02  . . . . . . . . . . . . . . . . . . . . . . . . . .                      750,000             800,625
Shoshone Partners Loan Trust, 7.375% Sr. Nts., 5/31/02(6)(12) . . . . .                    4,225,000           4,339,778
                                                                                                              ----------
                                                                                                               6,662,478
                                                                                                              ----------
HOUSING RELATED -- 0.9%
Building Materials -- 0.4%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B,
  12/15/06  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      300,000             306,000
Nortek, Inc.:
  9.125% Sr. Nts., 9/1/07(8)  . . . . . . . . . . . . . . . . . . . . .                      400,000             404,000
  9.25% Sr. Nts., Series B, 3/15/07 . . . . . . . . . . . . . . . . . .                      600,000             610,500
                                                                                                              ----------
                                                                                                               1,320,500
                                                                                                              ----------
Homebuilders/Real Estate -- 0.5%
Continental Homes Holding Corp., 10% Gtd. Unsec. Bonds,
  4/15/06   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      180,000             189,900
Hovnanian K. Enterprises, Inc., 11.25% Gtd. Sub. Nts., 4/15/02  . . . .                      250,000             261,875
Standard Pacific Corp., 8.50% Sr. Nts., 6/15/07 . . . . . . . . . . . .                    1,000,000           1,010,000
                                                                                                              ----------
                                                                                                               1,461,775
                                                                                                              ----------
MANUFACTURING -- 4.6%
Aerospace -- 0.9%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05(6) . . . . . . . .                    1,360,000           1,462,000
Amtran, Inc., 10.50% Sr. Nts., 8/1/04(8)  . . . . . . . . . . . . . . .                      900,000             911,250

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
Aerospace (Continued)
Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts.,
  Cl. B, 6/15/04(6)   . . . . . . . . . . . . . . . . . . . . . . . . .                   $  490,315          $  505,662
                                                                                                              ----------
                                                                                                               2,878,912
                                                                                                              ----------
Automotive -- 1.2%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., 7/15/07(8)  . . . . .                      800,000             836,000
Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts., 4/15/06 . . .                      700,000             798,000
Hayes Wheels International, Inc., 9.125% Sr. Sub. Nts., 7/15/07 . . . .                      600,000             618,000
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07 . . . . . .                      750,000             785,625
Oxford Automotive, Inc., 10.125% Sr. Sub. Nts., 6/15/07(8)  . . . . . .                      500,000             525,000
                                                                                                              ----------
                                                                                                               3,562,625
                                                                                                              ----------
Capital Goods -- 2.5%
Burke Industries, Inc., 10% Sr. Nts., 8/15/07(8)  . . . . . . . . . . .                      700,000             728,000
Clark-Schwebel, Inc.:
  10.50% Sr. Nts., 4/15/06  . . . . . . . . . . . . . . . . . . . . . .                      250,000             271,250
  12.50% Debs., 7/15/07(7)(8)   . . . . . . . . . . . . . . . . . . . .                      689,910             762,351
Farley, Inc., Zero Coupon Sub. Debs., 14.146%, 12/30/12(3)(6) . . . . .                      198,000              24,930
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts.,
  8/1/07(8)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      950,000             985,625
Insilco Corp., 10.25% Sr. Sub. Nts., 8/15/07(8) . . . . . . . . . . . .                      800,000             840,000
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B,
  6/1/05(8)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      700,000             768,250
Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06 . . . . . . . .                    1,000,000           1,130,000
Roller Bearing Co. (America), 9.625% Sr. Sub. Nts., 6/15/07(6)  . . . .                      500,000             505,000
Synthetic Industries, Inc., 9.25% Sr. Sub. Nts., 2/15/07  . . . . . . .                      250,000             256,250
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07  . . . . .                      900,000             936,000
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(6) . . . . . . . . .                      525,000             539,437
                                                                                                              ----------
                                                                                                               7,747,093
                                                                                                              ----------
MEDIA -- 5.4%
Broadcasting -- 1.9%
Capstar Broadcasting Partners, Inc., 9.25% Sr. Sub. Nts., 7/1/07  . . .                      900,000             909,000
Chancellor Radio Broadcasting Co., 8.75% Sr. Sub. Nts., 6/15/07(8)  . .                      700,000             707,000
Jacor Communications Co.:
  8.75% Gtd. Sr. Sub. Nts., 6/15/07(8)  . . . . . . . . . . . . . . . .                      465,000             467,325
  9.75% Gtd. Unsec. Sr. Sub. Nts., 12/15/06 . . . . . . . . . . . . . .                      250,000             267,500
Radio One, Inc., 7% Sr. Sub. Nts., 5/15/04(8)(13) . . . . . . . . . . .                      700,000             675,500
SFX Broadcasting, Inc., 10.75% Sr. Sub. Nts., Series B, 5/15/06 . . . .                      800,000             876,000
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05  . . . . . .                      700,000             736,750

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
Broadcasting (Continued)
Spanish Broadcasting Systems, Inc., 11% Sr. Nts., 3/15/04 . . . . . . .                   $  475,000          $  515,375
Young Broadcasting, Inc., 9% Sr. Sub. Nts., Series B, 1/15/06 . . . . .                      500,000             496,250
                                                                                                              ----------
                                                                                                               5,650,700
                                                                                                              ----------
Cable Television -- 1.9%
Adelphia Communications Corp.:
  9.25% Sr. Nts., 10/1/02(8)  . . . . . . . . . . . . . . . . . . . . .                      800,000             796,000
  9.875% Sr. Nts., Series B, 3/1/07 . . . . . . . . . . . . . . . . . .                      800,000             824,000
Cablevision Systems Corp., 9.875% Sr. Sub. Nts., 5/15/06  . . . . . . .                    1,000,000           1,070,000
EchoStar DBS Corp., 12.50% Gtd. Nts., 7/1/02(8) . . . . . . . . . . . .                      500,000             533,750
EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec. Disc. Nts.,
  3/15/04(11)   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      750,000             596,250
FrontierVision Holdings LP, 0%/11.875% Sr. Disc. Nts.,
  9/15/07(8)(11)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                      485,000             333,437
Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts.,
  Series B, 11/1/03(12) . . . . . . . . . . . . . . . . . . . . . . . .                      250,000             265,000
Marcus Cable Operating Co. LP/Marcus Cable Capital Corp.,
  0%/13.50% Gtd. Sr. Sub. Disc. Nts., Series II, 8/1/04(11) . . . . . .                      750,000             678,750
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05  . . . . . . . . . . . . .                      440,000             455,400
TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts., 2/15/07(8)  .                      390,000             403,650
                                                                                                              ----------
                                                                                                               5,956,237
                                                                                                              ----------
Diversified Media -- 1.2%
Hollywood Theaters, Inc., 10.625% Sr. Sub. Nts., 8/1/07(8)  . . . . . .                      475,000             501,125
ITT Publimedia BV, 9.375% Sr. Sub. Nts., 9/15/07(8) . . . . . . . . . .                      570,000             584,250
Katz Media Corp., 10.50% Sr. Sub. Nts., Series B, 1/15/07 . . . . . . .                      735,000             810,338
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07(8) . . . . . . . .                      875,000             883,750
Outdoor Systems, Inc., 8.875% Sr. Sub. Nts., 6/15/07  . . . . . . . . .                      500,000             513,750
Universal Outdoor, Inc., 9.75% Sr. Sub. Nts., 10/15/06  . . . . . . . .                      500,000             557,500
                                                                                                              ----------
                                                                                                               3,850,713
                                                                                                              ----------
Publishing/Printing -- 0.4%
Hollinger International Publishing, Inc.:
  9.25% Gtd. Sr. Sub. Nts., 2/1/06  . . . . . . . . . . . . . . . . . .                      500,000             516,250
  9.25% Gtd. Sr. Sub. Nts., 3/15/07 . . . . . . . . . . . . . . . . . .                      500,000             517,500
                                                                                                              ----------
                                                                                                               1,033,750
                                                                                                              ----------
OTHER -- 1.3%
Conglomerates -- 0.1%
Maxxam Group, Inc., 0%/12.25% Sr. Sec. Disc. Nts., 8/1/03(11) . . . . .                      250,000             243,438
                                                                                                              ----------

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
Environmental -- 0.2%
Allied Waste Industries, Inc., 0%/11.30% Sr. Disc. Nts., 6/1/07(8)(11)                    $  500,000          $  340,000
Allied Waste North America, Inc., 10.25% Sr. Sub. Nts., 12/1/06 . . . .                      200,000             216,500
                                                                                                              ----------
                                                                                                                 556,500
                                                                                                              ----------
Services -- 1.0%
Borg-Warner Security Corp., 9.625% Sr. Sub. Nts., 3/15/07 . . . . . . .                      700,000             724,500
Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(6)(11) . . . . . . . . .                      500,000             395,000
Energy Corp. of America, 9.50% Sr. Sub. Nts., Series A, 5/15/07 . . . .                      440,000             442,200
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09 . . . .                      500,000             493,750
Protection One Alarm Monitoring, Inc., 0%/13.625% Sr. Disc.
  Nts., 6/30/05(11)   . . . . . . . . . . . . . . . . . . . . . . . . .                    1,100,000           1,171,500
                                                                                                              ----------
                                                                                                               3,226,950
                                                                                                              ----------
RETAIL -- 1.3%
Specialty Retailing -- 0.5%
Eye Care Centers of America, Inc., 12% Sr. Nts., 10/1/03  . . . . . . .                      165,000             179,850
Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03(6)  . . . . . . . .                      250,000             263,750
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07(6) . . . . . . . . .                      775,000             763,375
Specialty Retailers, Inc., 9% Gtd. Sr. Sub. Nts., 7/15/07 . . . . . . .                      400,000             408,000
                                                                                                              ----------
                                                                                                               1,614,975
                                                                                                              ----------
Supermarkets -- 0.8%
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., 7/31/07(8) . . . . . . . . .                    1,000,000           1,060,000
Randall's Food Markets, Inc., 9.375% Sr. Sub. Nts., 7/1/07(8) . . . . .                      850,000             845,750
Stater Brothers Holdings, Inc., 9% Sr. Sub. Nts., 7/1/04(8) . . . . . .                      700,000             705,250
                                                                                                              ----------
                                                                                                               2,611,000
                                                                                                              ----------
TECHNOLOGY -- 7.3%
Information Technology -- 4.2%
CellNet Data Systems, Inc., 0%/13% Sr. Disc. Nts., 6/15/05(6)(11) . . .                      400,000             276,000
Cellular Communications International, Inc., Zero Coupon
  Sr. Disc. Nts., 11.467%, 8/15/00(3) . . . . . . . . . . . . . . . . .                    1,000,000             795,000
Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03(11) . . . . . . .                    1,250,000           1,237,500
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07(8)  . . . . . . . . . . .                      465,000             460,931
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07  . . . . . . . . . . . . . .                      600,000             609,000
Globalstar LP/Globalstar Capital Corp., 11.25% Sr. Nts., 6/15/04  . . .                      500,000             490,000
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts.,
  Series B, 6/1/06(11)  . . . . . . . . . . . . . . . . . . . . . . . .                      900,000             603,000
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts.,
  6/1/06(11)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      775,000             587,063
Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts.,
  10/31/07(8)(11)   . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,050,000           1,142,875

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
Information Technology (Continued)
Omnipoint Corp.:
  11.625% Sr. Nts., 8/15/06   . . . . . . . . . . . . . . . . . . . . .                   $  290,000         $   300,150
  11.625% Sr. Nts., Series A, 8/15/06 . . . . . . . . . . . . . . . . .                    1,150,000           1,190,250
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts.,
  1/15/07(11)   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      975,000             721,500
Pierce Leahy Corp., 11.125% Sr. Sub. Nts., 7/15/06  . . . . . . . . . .                      664,000             753,640
Price Communications Cellular Holdings, Inc., Units (each unit consists of $1,000 principal amount of 0%/13.50% sr. sec.
  disc. nts., 8/1/07 and 3.44 warrants to purchase one ordinary
  share)(8)(10)(11)   . . . . . . . . . . . . . . . . . . . . . . . . .                    1,000,000             595,000
Sprint Spectrum LP/Sprint Spectrum Finance Corp.:
  0%/12.50% Sr. Disc. Nts., 8/15/06(11) . . . . . . . . . . . . . . . .                      500,000             380,000
  11% Sr. Nts., 8/15/06   . . . . . . . . . . . . . . . . . . . . . . .                      500,000             553,750
Teletrac, Inc., Units (each unit consists of $1,000 principal amount of 14% sr. nts., 8/1/07 and one warrant to buy
  .537495 ordinary shares)(6)(10)   . . . . . . . . . . . . . . . . . .                      375,000             380,625
Tracor, Inc., 8.50% Sr. Sub. Nts., 3/1/07 . . . . . . . . . . . . . . .                      750,000             766,875
Unisys Corp., 11.75% Sr. Nts., 10/15/04 . . . . . . . . . . . . . . . .                      500,000             567,500
Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07(8)  . . . . . . . . . . .                      800,000             820,000
                                                                                                             -----------
                                                                                                              13,230,659
                                                                                                             -----------
Telecommunications/Technology -- 3.1%
American Communications Services, Inc., 13.75% Sr. Nts.,
  7/15/07(8)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      470,000             528,750
BTI Telecom Corp., 10.50% Sr. Nts., 9/15/07(8)  . . . . . . . . . . . .                      470,000             470,000
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(11) . . . . . .                    1,000,000             715,000
ICG Holdings, Inc.:
  0%/12.50% Gtd. Sr. Sec. Disc. Nts., 5/1/06(11)  . . . . . . . . . . .                      900,000             664,875
  0%/13.50% Sr. Disc. Nts., 9/15/05(11) . . . . . . . . . . . . . . . .                      475,000             379,406
Intermedia Communications, Inc.:
  0%/11.25% Sr. Disc. Nts., 7/15/07(11) . . . . . . . . . . . . . . . .                      800,000             532,000
  8.875% Sr. Nts., 11/1/07(8)   . . . . . . . . . . . . . . . . . . . .                      225,000             221,625
IXC Communications, Inc., 12.50% Sr. Nts., Series B, 10/1/05  . . . . .                      350,000             399,000
McLeodUSA, Inc.:
  0%/10.50% Sr. Disc. Nts., 3/1/07(11)  . . . . . . . . . . . . . . . .                      500,000             347,500
  9.25% Sr. Nts., 7/15/07(8)  . . . . . . . . . . . . . . . . . . . . .                      200,000             205,000
MGC Communications, Inc., Units (each unit consists of $1,000 principal amount of 13% sr. sec. nts., 10/1/04 and one warrant to
  purchase 8.07 shares of common stock at $0.01 per share)(8)(10) . . .                      885,000             876,150
NEXTLINK Communications, Inc., 9.625% Sr. Nts., 10/1/07 . . . . . . . .                      750,000             753,750
NTL, Inc., 10% Sr. Nts., 2/15/07  . . . . . . . . . . . . . . . . . . .                      250,000             258,750

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
Telecommunications/Technology (Continued)
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts.,
  10/15/07(8)(11)   . . . . . . . . . . . . . . . . . . . . . . . . . .               $    1,600,000       $   1,032,000
Teleport Communications Group, Inc., 0%/11.125% Sr. Disc. Nts.,
  7/1/07(11)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,000,000           1,577,500
UNIFI Communications, Inc., 14% Sr. Nts., 3/1/04  . . . . . . . . . . .                      500,000             472,500
                                                                                                           -------------
                                                                                                               9,433,806
                                                                                                           -------------
TRANSPORTATION -- 1.2%
Railroads -- 0.4%
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr. Disc.
  Nts., Series B, 12/15/03(11)  . . . . . . . . . . . . . . . . . . . .                    1,500,000           1,286,250
                                                                                                           -------------
Shipping -- 0.5%
Navigator Gas Transport plc:
  10.50% First Priority Ship Mtg. Nts., 6/30/07(8)  . . . . . . . . . .                    1,250,000           1,343,750
  Units (each unit consists of $1,000 principal amount of 12%
    second priority ship mtg. nts., 6/30/07 and 7.66
    warrants)(8)(10)  . . . . . . . . . . . . . . . . . . . . . . . . .                      250,000             276,250
                                                                                                           -------------
                                                                                                               1,620,000
                                                                                                           -------------
Trucking -- 0.3%
Coach USA, Inc., 9.375% Gtd. Sr. Sub. Nts., 7/1/07(8) . . . . . . . . .                      925,000             938,875
                                                                                                           -------------
UTILITIES -- 0.7%
Electric Utilities -- 0.7%
AES Corp., 8.375% Sr. Sub. Nts., 8/15/07  . . . . . . . . . . . . . . .                      480,000             470,400
Calpine Corp., 10.50% Sr. Nts., 5/15/06(6)  . . . . . . . . . . . . . .                      700,000             759,500
El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11  . . . .                      800,000             888,000
                                                                                                           -------------
                                                                                                               2,117,900
                                                                                                           -------------
                                                                                                             112,934,464
                                                                                                           -------------
Total Corporate Sector ($112,337,203) . . . . . . . . . . . . . . . . .                                      112,934,472
                                                                                                           -------------
INTERNATIONAL SECTOR -- 25.2%
CORPORATE BONDS AND NOTES -- 7.6%
BASIC INDUSTRY -- 0.9%
Metals/Mining -- 0.0%
Royal Oak Mines, Inc., 11% Sr. Sub. Nts., Series B, 8/15/06 . . . . . .                       35,000              30,975
                                                                                                           -------------


Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
Paper -- 0.6%
Ainsworth Lumber Ltd., 12.50% Sr. Sec. Nts., 7/15/07(7)(8)  . . . . . .               $      410,000          $  416,150
APP International Finance Co. BV, 11.75% Gtd. Sec. Nts., 10/1/05  . . .                      450,000             451,125
Indah Kiat International Finance Co. BV, 11.875% Gtd. Sr. Sec. Nts.,
  6/15/02   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      273,000             279,825
Pindo Deli Finance Mauritius Ltd., 10.75% Gtd. Nts., 10/1/07(6) . . . .                      455,000             423,150
Tjiwi Kimia International Finance Co. BV, 13.25% Gtd. Sr. Nts., 8/1/01                       355,000             370,620
                                                                                                              ----------
                                                                                                               1,940,870
                                                                                                              ----------
Steel -- 0.3%
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05  . . . . . . . . .                      700,000             808,500
                                                                                                              ----------
CONSUMER RELATED -- 0.3%
Textile/Apparel -- 0.3%
Polysindo International Finance Co. BV, 11.375% Gtd. Sec. Nts., 6/15/06                      250,000             255,625
PT Polysindo Eka Perkasa, Zero Coupon Promissory Nts., 30.945%,
  3/16/98(3)(IDR)   . . . . . . . . . . . . . . . . . . . . . . . . . .                3,000,000,000             739,863
                                                                                                              ----------
                                                                                                                 995,488
FINANCIAL SERVICES -- 1.0%
Banks & Thrifts -- 0.2%
Banco de Colombia, 5.20% Cv. Jr. Unsec. Sub. Nts., 2/1/99 . . . . . . .                      550,000             576,125
                                                                                                              ----------
Diversified Financial -- 0.5%
Bakrie Investindo, Zero Coupon Promissory Nts., 17.246%,
  3/16/98(3)(IDR)   . . . . . . . . . . . . . . . . . . . . . . . . . .                3,160,000,000             768,725
Pycsa Panama SA, 10.28% Sr. Sec. Bonds, 12/15/12(6) . . . . . . . . . .                      875,000             813,750
                                                                                                              ----------
                                                                                                               1,582,475
                                                                                                              ----------
Insurance -- 0.3%
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03 . . . . . . . . . . .                    1,000,000           1,040,000
                                                                                                              ----------
HOUSING RELATED -- 0.3%
Homebuilders/Real Estate -- 0.3%
International de Ceramica SA, 9.75% Gtd. Unsec. Unsub. Nts.,
  8/1/02(6)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      970,000             911,800
                                                                                                              ----------
MEDIA -- 1.6%
Broadcasting -- 0.1%
Conecel Holdings Ltd., Units (each unit consists of $1,000 principal amount of 14% sec. nts., 10/1/00 and one warrant to buy class B
  common stock)(6)(10)  . . . . . . . . . . . . . . . . . . . . . . . .                      355,000             358,550
                                                                                                              ----------


Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
Cable Television -- 0.2%
Rogers Communications, Inc., 8.875% Sr. Nts., 7/15/07 . . . . . . . . .                   $  675,000          $  669,937
                                                                                                              ----------
Diversified Media -- 0.8%
ITT Promedia CVA, 9.125% Sr. Sub. Nts., 9/15/07(8)(DEM) . . . . . . . .                    4,000,000           2,358,885
                                                                                                              ----------
Entertainment/Film -- 0.3%
Imax Corp., 10% Sr. Nts., 3/1/01  . . . . . . . . . . . . . . . . . . .                    1,000,000           1,055,000
                                                                                                              ----------

Publishing/Printing -- 0.2%
Sun Media Corp., 9.50% Sr. Sub. Nts., 2/15/07 . . . . . . . . . . . . .                      645,000             683,700
                                                                                                              ----------
OTHER -- 0.2%
Conglomerates -- 0.2%
Mechala Group Jamaica Ltd.:
  12% Bonds, 2/15/02(6)   . . . . . . . . . . . . . . . . . . . . . . .                      200,000             194,000
  12.75% Bonds, 12/30/99  . . . . . . . . . . . . . . . . . . . . . . .                      600,000             570,000
                                                                                                              ----------
                                                                                                                 764,000
                                                                                                              ----------
TECHNOLOGY -- 2.3%
Information Technology -- 1.1%
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts.,
  12/15/05(11)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      615,000             473,550
Comunicacion Celular SA, 0%/13.125% Sr. Deferred Coupon
  Bonds, 11/15/03(11)   . . . . . . . . . . . . . . . . . . . . . . . .                    1,875,000           1,415,625
Consorcio Ecuatoriano:
  14% Nts., 5/1/02(6)   . . . . . . . . . . . . . . . . . . . . . . . .                      630,000             642,600
  14% Nts., 5/1/02  . . . . . . . . . . . . . . . . . . . . . . . . . .                      185,000             188,700
Microcell Telecommunications, Inc., 0%/11.125% Sr. Disc. Nts.,
  10/15/07(8)(11)(CAD)    . . . . . . . . . . . . . . . . . . . . . . .                    1,810,000             712,969
                                                                                                              ----------
                                                                                                               3,433,444
                                                                                                              ----------
Telecommunications/Technology -- 1.2%
Call-Net Enterprises, Inc., 0%/9.27% Sr. Disc. Nts., 8/15/07(11)  . . .                      825,000             548,625
Colt Telecom Group plc, Units (each unit consists of $1,000
  principal amount of 0%/12% sr. disc. nts., 12/15/06 and one
  warrant to purchase 7.8 ordinary shares)(10)(11)  . . . . . . . . . .                      900,000             679,500
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts.,
  12/15/05(11)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,500,000           1,856,250
Telewest Communications plc, 0%/11% Sr. Disc. Debs., 10/1/07(11)  . . .                    1,000,000             745,000
                                                                                                              ----------
                                                                                                               3,829,375
                                                                                                              ----------

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
TRANSPORTATION -- 0.4%
Trucking -- 0.4%
Road King Infrastructure Finance (1997) Ltd., 9.50% Gtd. Unsec.
  Unsub. Bonds, 7/15/07(6)  . . . . . . . . . . . . . . . . . . . . . .                   $1,200,000         $ 1,119,000

                                                                                                             -----------
UTILITIES -- 1.1%
Electric Utilities -- 1.0%
Panda Global Energy Co., 12.50% Sr. Nts., 4/15/04(6)  . . . . . . . . .                      900,000             868,500
                                                                                                             -----------
Gas Utilities -- 0.1%
CE Casecnan Water & Energy, Inc., 11.45% Sr. Nts., Series A, 11/15/05 .                      300,000             312,750
                                                                                                             -----------
                                                                                                              23,339,374
                                                                                                             -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 11.2%
Argentina -- 0.2%
Banco Hipotecario Nacional (Argentina) Medium-Term Nts.,
  10.625%, 8/7/06(14)   . . . . . . . . . . . . . . . . . . . . . . . .                      700,000             714,000
                                                                                                             -----------
Australia -- 0.4%
Queensland Treasury Corp. Exchangeable Gtd. Nts.:
  8%, 5/14/03 (AUD)   . . . . . . . . . . . . . . . . . . . . . . . . .                      210,000             163,127
  8%, 8/14/01 (AUD)   . . . . . . . . . . . . . . . . . . . . . . . . .                       95,000              72,297
Treasury Corp. of Victoria Gtd. Bonds, 8.25%, 10/15/03 (AUD)  . . . . .                    1,220,000             957,846
                                                                                                             -----------
                                                                                                               1,193,270
                                                                                                             -----------
Canada -- 0.2%
Canada (Government of) Bonds, 5.50%, 9/1/02 (CAD) . . . . . . . . . . .                      920,000             667,782
                                                                                                             -----------
Cayman Islands -- 0.4%
Pera Financial Services Sec. Nts., 9.375%, 10/15/02(8)  . . . . . . . .                    1,270,000           1,189,037
                                                                                                             -----------
Colombia -- 0.2%
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27 . . . . . .                      200,000             184,248
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06 . . . . . . . .                      300,000             302,812
                                                                                                             -----------
                                                                                                                 487,060
                                                                                                             -----------
Germany -- 1.2%
Germany (Republic of) Bonds:
  6.50%, 7/15/03 (DEM)  . . . . . . . . . . . . . . . . . . . . . . . .                    2,300,000           1,420,769
  Series 123, 4.50%, 5/17/02 (DEM)  . . . . . . . . . . . . . . . . . .                    3,185,000           1,822,007
  Series JA07, Zero Coupon, 4.255%, 1/4/01(3) (DEM) . . . . . . . . . .                      470,000             235,986
  Series JA07, Zero Coupon, 5.747%, 1/4/07(3) (DEM) . . . . . . . . . .                       95,000              33,262
  Series JL07, Zero Coupon, 5.66%, 7/4/07(3) (DEM)  . . . . . . . . . .                      510,000             172,738
                                                                                                             -----------
                                                                                                               3,684,762
                                                                                                             -----------


Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
Great Britain -- 1.0%
United Kingdom Treasury Nts:
  13%, 7/14/00 (GBP)  . . . . . . . . . . . . . . . . . . . . . . . . .                      315,000          $  605,972
  8%, 6/10/03 (GBP)   . . . . . . . . . . . . . . . . . . . . . . . . .                    1,360,000           2,420,272
                                                                                                              ----------
                                                                                                               3,026,244
                                                                                                              ----------
Italy -- 1.0%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
  12%, 1/1/02 (ITL)   . . . . . . . . . . . . . . . . . . . . . . . . .                4,210,000,000           3,045,627
                                                                                                              ----------
Ivory Coast -- 0.2%
Ivory Coast (Government of) Past Due Interest Bonds,
  12/29/49(13)(15)  . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,770,000             652,687
                                                                                                              ----------
Jordan -- 0.7%
Hashemite (Kingdom of Jordan) Bonds, Series DEF, 4%, 12/23/23(13) . . .                    1,250,000             800,000
Hashemite (Kingdom of Jordan) Disc. Bonds, 6.75%, 12/23/23(12)  . . . .                    1,750,000           1,421,875
                                                                                                              ----------
                                                                                                               2,221,875
                                                                                                              ----------
Mexico -- 0.2%
Petroleos Mexicanos Debs., 14.50%, 3/31/06  . . . . . . . . . . . . . .                      280,000             605,697
                                                                                                              ----------
Moldova -- 0.2%
Moldova (Republic of) Sr. Unsub. Nts., 8.465%, 12/10/99(12) . . . . . .                      550,000             550,344
                                                                                                              ----------
New Zealand -- 0.9%
National Bank of New Zealand, New Zealand Dollar Bank Bill,
  Zero Coupon, 7.594%, 12/10/97(3)(16) (NZD)  . . . . . . . . . . . . .                    3,885,000           2,403,870
New Zealand (Government of) Bonds, 8%, 11/15/06 (NZD) . . . . . . . . .                      630,000             431,889
                                                                                                              ----------
                                                                                                               2,835,759
                                                                                                              ----------
Norway -- 0.4%
Norway (Government of) Bonds, 9.50%, 10/31/02 (NOK) . . . . . . . . . .                    6,330,000           1,065,610
                                                                                                              ----------
Pakistan -- 0.4%
Pakistan (Republic of) Debs., 11.50%, 12/22/99  . . . . . . . . . . . .                       64,000              66,880
Pakistan (Republic of) Bonds, 9.946%, 5/30/00(12) . . . . . . . . . . .                    1,090,000           1,106,350
                                                                                                              ----------
                                                                                                               1,173,230
                                                                                                              ----------
Peru -- 0.3%  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Peru (Republic of) Front-Loaded Interest Reduction Bonds, 3.25%,
3/7/17(13)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,760,000             893,200
                                                                                                              ----------
Romania -- 0.2%
Romania (Government of) Bonds, 7.75%, 6/17/02 (DEM) . . . . . . . . . .                    1,349,000             754,386
                                                                                                              ----------


Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
Russia -- 0.4%
Ministry of Finance (Russian Government) Debs., 9%, 3/25/04 (DEM) . . .                    1,275,000          $  711,152
SBS Agro Finance BV Bonds, 10.25%, 7/21/00  . . . . . . . . . . . . . .                      670,000             654,088
                                                                                                              ----------
                                                                                                               1,365,240
                                                                                                              ----------
South Africa -- 1.4%
South Africa (Republic of) Bonds:
  Series 150, 12%, 2/28/05 (ZAR)  . . . . . . . . . . . . . . . . . . .                   12,571,150           2,322,402
  Series 162, 12.50%, 1/15/02 (ZAR) . . . . . . . . . . . . . . . . . .                    6,980,980           1,360,339
  Series 175, 9%, 10/15/02 (ZAR)  . . . . . . . . . . . . . . . . . . .                    3,666,620             615,383
                                                                                                              ----------
                                                                                                               4,298,124
                                                                                                              ----------
Spain -- 0.2%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado,
  12.25%, 3/25/00 (ESP)   . . . . . . . . . . . . . . . . . . . . . . .                   94,240,000             747,558
                                                                                                              ----------
Sweden -- 0.5%
Sweden (Kingdom of) Bonds, Series 1033, 10.25%, 5/5/03 (SEK)  . . . . .                   10,600,000           1,691,799
                                                                                                              ----------
Turkey -- 0.5%
Export Credit Bank of Turkey Bonds, 8.352%, 8/18/00(12) . . . . . . . .                      640,000             632,800
Halkbank Turkiye Halk Bonds, 8%, 2/26/02 (DEM)  . . . . . . . . . . . .                    1,670,000             907,212
                                                                                                              ----------
                                                                                                               1,540,012
                                                                                                              ----------
Venezuela -- 0.1%
Venezuela (Republic of) Disc. Bonds, Series DL, 6.75%, 12/18/07(12) . .                      500,000             433,750
                                                                                                              ----------
                                                                                                              34,837,053
                                                                                                              ----------
LOAN PARTICIPATIONS -- 0.4%
Morocco (Kingdom of) Loan Participation Agreement,
  Tranche B, 6.812%, 1/1/04(12)   . . . . . . . . . . . . . . . . . . .                      764,705             698,750
Trinidad & Tobago Loan Participation Agreement, Tranche B,
  1.575%, 9/30/00(6)(12)(JPY) . . . . . . . . . . . . . . . . . . . . .                   71,999,999             556,747
                                                                                                              ----------
                                                                                                               1,255,497
                                                                                                              ----------
                                                                                           Units
                                                                                         -----------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
Australis Media Ltd. Wts., Exp. 5/00(6) . . . . . . . . . . . . . . . .                           80                  --
Comunicacion Celular SA Wts., Exp. 11/03(6) . . . . . . . . . . . . . .                        2,125             127,500
Microcell Telecommunications, Inc.:
  Conditional Wts., Exp. 12/97(6)   . . . . . . . . . . . . . . . . . .                        2,800               1,751
  Wts., Exp. 12/97(6)   . . . . . . . . . . . . . . . . . . . . . . . .                        2,800              36,400
                                                                                                              ----------
                                                                                                                 165,651
                                                                                                              ----------


Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
STRUCTURED INSTRUMENTS -- 5.8%
Business Development Bank of Canada, Goldman Sachs Excess
  Return Commodity Index Linked Commercial Paper, 5.40%,
  12/22/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $2,000,000        $  2,351,800
Canadian Imperial Bank of Commerce (New York Branch)
  Canadian Dollar Three Month Banker's Acceptance Linked
  Maximum Rate Nts., 8.66%, 4/13/98 . . . . . . . . . . . . . . . . . .                    1,000,000           1,003,200
Canadian Imperial Bank of Commerce, U.S. Dollar Nts. Linked
  to the Ministry of Finance of the Russian Federation GKO,
  Zero Coupon, 9.857%, 9/17/98(3)   . . . . . . . . . . . . . . . . . .                    1,170,000           1,042,236
Credit Suisse First Boston (Cayman) Ltd., City of Moscow,
  Credit & Convertibility Linked Nts., Series EM 215, Zero
  Coupon, 12.046%, 12/30/97(3)  . . . . . . . . . . . . . . . . . . . .                      400,000             389,281
ING (U.S.) Financial Holdings Corp., PT Polysindo Linked Nts.,
  Zero Coupon, 10.426%, 7/15/98(3)(6) . . . . . . . . . . . . . . . . .                      400,000             359,212
Merrill Lynch & Co., Inc.:
  SPIRES Ltd. -- Series XXX, 10.91%, 10/11/06(15) . . . . . . . . . . .                    1,880,000           1,880,000
  U.S. Dollar Nts. Linked to the Ministry of Finance of Ukraine
    OVGZ's, Zero Coupon, 11.45%, 10/19/98(3)  . . . . . . . . . . . . .                    2,560,000           2,221,312
Morgan Guaranty Trust Co. of New York:
  2 Times Leveraged Nts. on The Emerging Bond Markets Index,
    Zero Coupon, 0%, 1/29/98(3)   . . . . . . . . . . . . . . . . . . .                    3,000,000           2,630,400
  Japanese Government Bond 193 Currency Protected Bank Nts.,
    8.14%, 4/29/98  . . . . . . . . . . . . . . . . . . . . . . . . . .                       30,000              18,000
Salomon, Inc.:
  Colombian Peso Linked Nts., Zero Coupon, 18.174%, 8/20/98(3)  . . . .                      934,000             754,672
  Russian GKO Linked Nts., Zero Coupon:
    9.58%, 6/11/99(3)   . . . . . . . . . . . . . . . . . . . . . . . .                    1,200,000             955,800
    9.589%, 6/11/99(3)  . . . . . . . . . . . . . . . . . . . . . . . .                    3,000,000           2,389,500
Russian S-Account Credit Linked Nts., Zero Coupon:
    14.163%, 5/22/98(3)   . . . . . . . . . . . . . . . . . . . . . . .                    1,520,000           1,405,696
    9.785%, 7/31/98(3)  . . . . . . . . . . . . . . . . . . . . . . . .                    1,000,000             894,900
Union Bank of Switzerland, Indian Rupee Linked Nts., 5.40%,
  11/17/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       94,000              94,978
                                                                                                              ----------
                                                                                                              18,390,987
                                                                                                              ----------

                                                        Date              Strike             Contracts
                                                       ------         ------------------   -------------
CALL OPTIONS PURCHASED -- 0.0%
German Mark Call Opt. . . . . . . . . . . . . . . .     12/97            19.22 CZK           735,000              16,905
Russian (Government of) Principal Loans

  Debs., 5.80%, 12/29/49 Call Opt.  . . . . . . . .     11/97            75.125%               1,080                 540


Oppenheimer Multi-Sector Income Trust

                                                                                                            Market Value
                                                                                                             See Note 1
                                                                                                           -------------

CALL OPTIONS PURCHASED (CONTINUED)
                                                        Date              Strike         Contracts
                                                       ------         --------------     -----------
Russian (Government of) Principal Loans
  Debs., 12/29/49 Call Opt.   . . . . . . . . . . .     12/97             75.50%               1,590         $       795
                                                                                                             -----------
                                                                                                                  18,240
                                                                                                             -----------

PUT OPTIONS PURCHASED -- 0.1%
Brazil (Federal Republic of) Capitalization
  Bonds, 8%, 4/15/14 Put Opt. (Cost $216,866) . . .     12/97             76.00%               1,756             199,306
                                                                                                             -----------
Total International Sector (Cost $77,906,933) . . .                                                           78,206,108
                                                                                                             -----------

                                                                                      Face Amount(1)
                                                                                      --------------
MORTGAGE-BACKED SECTOR -- 24.1%
GOVERNMENT AGENCY -- 20.7%
FHLMC/FNMA/Sponsored -- 16.4%
Federal Home Loan Mortgage Corp., Certificates of Participation:
  12%, 10/1/11  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                $     298,326             342,846
  12%, 10/1/14  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      186,675             211,268
  12%, 5/1/10   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      547,055             622,746
  12%, 6/1/15   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      215,322             249,100
  12%, 8/1/13   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       44,051              50,962
  12%, 8/1/14   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      463,691             534,942
  Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
    Participation Certificates, Series 1343, Cl. LA, 8%, 8/15/22  . . .                    1,000,000           1,101,257
  Gtd. Real Estate Mtg. Investment Conduit Pass-Through
    Certificates, Series 1610, Cl. PM, 6.25%, 4/15/22 . . . . . . . . .                    2,500,000           2,498,425
  Interest-Only Stripped Mtg.-Backed Security, Series 177,
    Cl. B, 10.751%-11.001% 7/1/26(17) . . . . . . . . . . . . . . . . .                   11,092,590           3,433,504
Federal National Mortgage Assn.:
  11%, 7/1/16   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      812,434             933,031
  7%, 11/1/25   . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,556,568           2,570,271
  7%, 11/25/27(15)  . . . . . . . . . . . . . . . . . . . . . . . . . .                    5,700,000           5,717,841
  7%, 12/1/12(15)   . . . . . . . . . . . . . . . . . . . . . . . . . .                    7,140,000           7,235,962
  7.50%, 11/1/27(15)  . . . . . . . . . . . . . . . . . . . . . . . . .                   12,950,000          13,229,202
  7.50%, 6/1/10   . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,614,509           1,662,202
  Gtd. Mtg. Pass-Through Certificates, 13%, 6/1/15  . . . . . . . . . .                    1,050,136           1,254,314

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
FHLMC/FNMA/SPONSORED (Continued)
Federal National Mortgage Assn.: (continued)
  Gtd. Real Estate Mtg. Investment Conduit Pass-Through
    Certificates:
      Trust 1992-162, Cl. C, 7%, 10/25/21 . . . . . . . . . . . . . . .                  $ 5,400,000         $ 5,489,424
      Trust 1995-4, Cl. PC, 8%, 5/25/25 . . . . . . . . . . . . . . . .                      664,690             738,495
      Trust 1997-25, Cl. B, 7%, 12/18/22  . . . . . . . . . . . . . . .                      340,000             347,196
      Trust 1997-27, Cl. J, 7.50%, 4/18/27  . . . . . . . . . . . . . .                      537,753             572,931
      Trust 1997-5, Cl. B, 7%, 9/18/17  . . . . . . . . . . . . . . . .                    1,045,000           1,067,067
  Principal-Only Stripped Mtg.-Backed Security, Trust 277-C1,
    5.924%, 4/1/27(18)  . . . . . . . . . . . . . . . . . . . . . . . .                      984,297             746,528
                                                                                                             -----------
                                                                                                              50,609,514
                                                                                                             -----------
GNMA/Guaranteed -- 4.3%
Government National Mortgage Assn.:
  11%, 10/20/19   . . . . . . . . . . . . . . . . . . . . . . . . . . .                      614,365             704,407
  12%, 11/20/13-9/20/15   . . . . . . . . . . . . . . . . . . . . . . .                      582,878             682,530
  6%, 7/20/27-8/20/27   . . . . . . . . . . . . . . . . . . . . . . . .                    3,744,319           3,783,522
  7.50%, 11/1/27(15)  . . . . . . . . . . . . . . . . . . . . . . . . .                    3,500,000           3,578,750
  7.50%, 2/15/27  . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,593,751           3,676,983
  Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
    Conduit Pass-Through Certificates, Series 1994-5, Cl. PQ,
    7.493%, 7/16/24   . . . . . . . . . . . . . . . . . . . . . . . . .                      750,000             796,883
                                                                                                             -----------
                                                                                                              13,223,075
                                                                                                             -----------
PRIVATE -- 3.4%
Commercial -- 2.4%
Asset Securitization Corp., Commercial Mtg. Pass-Through
  Certificates:
    Series 1996-D3, Cl. A5, 8.334%, 10/13/26(6)(12) . . . . . . . . . .                      500,000             546,094
    Series 1996-MD6, Cl. A5, 6.957%, 11/13/26(12) . . . . . . . . . . .                      800,000             837,625
    Series 1997-MD7, Cl. A6, 8.243%, 1/13/30(12)  . . . . . . . . . . .                      150,000             161,016
BKB Commercial Mortgage Trust, Commercial Mtg. Obligations,
  Series 1997-C1, Cl. C, 7.45%, 10/25/00(6) . . . . . . . . . . . . . .                      250,000             252,266
Capital Lease Funding Securitization LP, Interest-Only Stripped
  Mtg.-Backed Security, Series 1997-CTL1, 0.549%, 6/22/24(6)(17)  . . .                   11,502,462             540,616
Commercial Mortgage Acceptance Corp., Interest-Only Stripped
  Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 0.981%, 12/25/20(6)(17)                  12,416,600             360,857
General Motors Acceptance Corp., Interest-Only Stripped Mtg.-
  Backed Security, Series 1997-C1, Cl. X, 1.629%, 7/15/27(17) . . . . .                    3,600,000             374,625
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through
  Certificates, Series 1996-C1, Cl. D, 7.42%, 4/25/28 . . . . . . . . .                      800,000             834,062

Oppenheimer Multi-Sector Income Trust

                                                                                                           Market Value
                                                                                      Face Amount(1)        See Note 1
                                                                                     ---------------      -------------
COMMERCIAL (Continued)
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
  Certificates, Series 1996-C1, Cl. D-1, 7.51%, 2/15/28(6)(12)  . . . .                  $ 1,000,000        $  1,039,375
NationsCommercial Corp., NB Commercial Mtg. Pass-Through
  Certificates, Series-DMC:
    Cl. B, 8.562%, 8/12/11(6)   . . . . . . . . . . . . . . . . . . . .                      400,000             422,375
    Cl. C, 8.921%, 8/12/11(8)   . . . . . . . . . . . . . . . . . . . .                      400,000             428,937
Potomac Gurnee Financial Corp., Commercial Mtg. Pass-Through
  Certificates, Series 1, Cl. D, 7.683%, 12/21/26(6)  . . . . . . . . .                      500,000             511,875
Structured Asset Securities Corp.:
  Commercial Mtg. Pass-Through Certificates, Series 1997-LLI,
    Cl. E, 7.30%, 10/20/34  . . . . . . . . . . . . . . . . . . . . . .                      500,000             511,094
  Multiclass Pass-Through Certificates, Series 1996-C3, Cl. D, 8%,
    6/25/30(6)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      650,000             669,500
                                                                                                            ------------
                                                                                                               7,490,317
                                                                                                            ------------
Residential -- 1.0%
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through
  Certificates, Series 1997-C1, Cl. E, 7.50%, 3/1/11(6) . . . . . . . .                      710,000             722,425
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
  Certificates, Series 1997-CHL1, 8.134%, 7/25/06(6)(12)  . . . . . . .                      800,000             827,250
First Union-Lehman Brothers Commercial Mortgage Trust,
  Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1,
  1.307%, 4/18/27(17)   . . . . . . . . . . . . . . . . . . . . . . . .                    4,748,654             378,501
Salomon Brothers Mortgage Securities VII, Series 1996-B, Cl. 1,
  7.136%, 4/25/26   . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,329,112             930,379
Salomon Brothers, Inc., Series 1997-TZH, Cl. D, 7.902%, 3/25/22(6)  . .                      250,000             266,094
                                                                                                            ------------
                                                                                                               3,124,649
                                                                                                            ------------
Total Mortgage-Backed Sector (Cost $73,079,840) . . . . . . . . . . . .                                       74,447,555
                                                                                                            ------------
MONEY MARKET SECTOR -- 10.5%
Repurchase agreement with First Chicago Capital Markets, 5.69%, dated 10/31/97, to be repurchased at $32,338,326 on 11/3/97, collateralized by U.S. Treasury Nts., 5.75%-8.50%, 5/15/99-11/15/00,
  with a value of $32,986,315 (Cost $32,323,000)  . . . . . . . . . . .                   32,323,000          32,323,000
                                                                                                            ------------
Total Investments, at Value (Cost $330,527,644) . . . . . . . . . . . .                        108.2%        334,275,509
Liabilities in Excess of Other Assets . . . . . . . . . . . . . . . . .                         (8.2)        (25,303,363)
                                                                                             -------        ------------
Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        100.0%       $308,972,146
                                                                                             =======        ============

Oppenheimer Multi-Sector Income Trust

 1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:


                AUD  -- Australian Dollar           ITL  -- Italian Lira
                CAD  -- Canadian Dollar             JPY  -- Japanese Yen
                CZK  -- Czech Koruna                NOK  -- Norwegian Krone
                DEM  -- German Mark                 NZD  -- New Zealand Dollar
                ESP  -- Spanish Peseta              SEK  -- Swedish Krona
                GBP  -- British Pound Sterling      ZAR  -- South African Rand
                IDR  -- Indonesian Rupiah

 2. Securities with an aggregate market value of $1,881,407 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

 3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

 4. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts.

 5.  Non-income producing security.

 6. Identifies issues considered to be illiquid or restricted -- See Note 8 of Notes to Financial Statements.

 7.  Interest or dividend is paid in kind.

 8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $43,759,803 or 14.16% of the Trust's net assets as of October 31, 1997.

 9.  Non-income producing -- issuer is in default of interest payment.

10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12.  Represents the current interest rate for a variable rate security.

13.  Represents the current interest rate for an increasing rate security.

14. A sufficient amount of cash and securities has been designated to cover outstanding written options, as follows:


                                                                   Expiration      Exercise         Premium          Market Value
                                                     Contracts        Date          Price           Received          See Note 1
                                                     ---------        ----          -----          ----------        ------------
Banco Hipotecario Nacional (Argentina) Medium-
  Term Nts., 10.625%, 8/7/06 Call Opt.                   700          8/7/00        100.00%          $  6,440           $ 24,500
Natural Gas Futures, 1/98 Call Opt.                       20        12/26/97         $3.20             75,880            111,000
United Mexican States Collateralized Fixed Rate
  Par Bonds, Series A, 6.25%, 12/31/19 Put Opt.          705        11/28/97         75.00%            63,450             45,120
                                                                                                     --------           --------
                                                                                                     $145,770           $180,620
                                                                                                     ========           ========



15.  When-issued security to be delivered and settled after October 31, 1997.

16. A sufficient amount of securities has been designated to cover outstanding interest rate swap transactions. See Note 9 of Notes to Financial Statements.

17. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

18. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.




See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 1997
Oppenheimer Multi-Sector Income Trust


ASSETS:
Investments, at value (cost $330,527,644) -- see accompanying statement . .         $334,275,509
Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              378,741
Unrealized appreciation on forward foreign currency exchange contracts -- Note 5          70,249
Receivables:
  Investments sold and options written  . . . . . . . . . . . . . . . . . .           50,422,343
  Interest, dividends and principal paydowns  . . . . . . . . . . . . . . .            4,232,948
  Closed forward foreign currency exchange contracts  . . . . . . . . . . .              212,390
  Daily variation on futures contracts -- Note 6  . . . . . . . . . . . . .                7,813
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                9,878
                                                                                    ------------
    Total assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          389,609,871
                                                                                    ------------
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts -- Note 5           1,526
Options written, at value (premiums received $145,770) -- see accompanying
  statement -- Note 7 . . . . . . . . . . . . . . . . . . . . . . . . . . .              180,620
Open interest rate swap transactions at market value -- Note 9  . . . . . .               15,297
Payables and other liabilities:
  Investments purchased (including $32,422,733 purchased on a when-issued
    basis) -- Note 1  . . . . . . . . . . . . . . . . . . . . . . . . . . .           79,794,979
 Closed forward foreign currency exchange contracts   . . . . . . . . . . .              233,072
 Trustees' fees -- Note 1   . . . . . . . . . . . . . . . . . . . . . . . .              154,787
 Management and administrative fees   . . . . . . . . . . . . . . . . . . .              129,885
 Daily variation on futures contracts -- Note 6 . . . . . . . . . . . . . .               17,643
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              109,916
                                                                                    ------------
   Total liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . .           80,637,725
                                                                                    ------------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $308,972,146
                                                                                    ============
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest  . . . . . . . . . . . . . . . .         $    291,161
Additional paid-in capital  . . . . . . . . . . . . . . . . . . . . . . . .          313,688,210
Overdistributed net investment income . . . . . . . . . . . . . . . . . . .             (249,479)
Accumulated net realized loss on investments and foreign currency transactions        (8,495,256)
Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies . . . . . . . . .            3,737,510
      . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         ------------
NET ASSETS -- applicable to 29,116,068 shares of beneficial interest
  outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $308,972,146
                                                                                    ============
NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . . . . . . . . . . . .               $10.61
                                                                                          ======

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended October 31, 1997
Oppenheimer Multi-Sector Income Trust

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $710) . . . . . . . . . . . .          $28,938,776
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              131,377
                                                                                     -----------
    Total income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           29,070,153
                                                                                     -----------
EXPENSES:
Management fees -- Note 4 . . . . . . . . . . . . . . . . . . . . . . . . .            1,997,563
Administrative fees -- Note 4 . . . . . . . . . . . . . . . . . . . . . . .              614,751
Shareholder reports . . . . . . . . . . . . . . . . . . . . . . . . . . . .              172,583
Transfer agent and accounting services fees -- Note 4 . . . . . . . . . . .               79,657
Custodian fees and expenses . . . . . . . . . . . . . . . . . . . . . . . .               58,807
Legal and auditing fees . . . . . . . . . . . . . . . . . . . . . . . . . .               47,243
Trustees' fees and expenses -- Note 1 . . . . . . . . . . . . . . . . . . .               31,658
Registration and filing fees  . . . . . . . . . . . . . . . . . . . . . . .               23,922
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               36,985
                                                                                     -----------
    Total expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,063,169
                                                                                     -----------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . .           26,006,984
                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments (including premiums on options exercised) . . . . . . . . . .            8,829,790
  Closing of futures contracts  . . . . . . . . . . . . . . . . . . . . . .           (1,015,374)
  Closing and expiration of options written -- Note 7 . . . . . . . . . . .             (143,877)
  Foreign currency transactions . . . . . . . . . . . . . . . . . . . . . .           (1,484,706)
                                                                                     -----------
    Net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,185,833
                                                                                     -----------
Net change in unrealized appreciation or depreciation on:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (2,977,811)
  Translation of assets and liabilities denominated in foreign currencies .             (685,629)
                                                                                     -----------
    Net change  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (3,663,440)
                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN  . . . . . . . . . . . . . . . . . . . . .            2,522,393
                                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . .          $28,529,377
                                                                                     ===========


See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Oppenheimer Multi-Sector Income Trust

                                                                                          Year Ended October 31,
                                                                                        1997                  1996
                                                                                    ------------         --------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .         $ 26,006,984         $ 26,471,497
Net realized gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,185,833            7,876,133
Net change in unrealized appreciation or depreciation . . . . . . . . . . .           (3,663,440)           3,026,272
                                                                                    ------------          -----------
  Net increase in net assets resulting from operations  . . . . . . . . . .           28,529,377           37,373,902
                                                                                    ------------          -----------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME  . . . . . . . . . . .          (25,738,551)         (26,320,905)
                                                                                    ------------          -----------
NET ASSETS:
Total increase  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,790,826           11,052,997
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .          306,181,320          295,128,323
                                                                                    ------------        -------------
End of period [including undistributed (overdistributed) net investment
  income of $(249,479) and $556,961, respectively]  . . . . . . . . . . . .         $308,972,146         $306,181,320
                                                                                    ============         ============


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Oppenheimer Multi-Sector Income Trust

                                                                                   Year Ended October 31,
                                                               ---------------------------------------------------------------
                                                                 1997          1996         1995         1994         1993
                                                               ---------     ---------   ----------  -----------   ----------
PER SHARE OPERATING DATA:
Net asset value, beginning of period  . . . . . . . . . . .       $10.52        $10.14       $10.17       $10.96       $10.46
                                                                  ------        ------       ------       ------       ------
Income (loss) from investment operations:
  Net investment income . . . . . . . . . . . . . . . . . .          .89           .91          .94         1.00         1.08
  Net realized and unrealized gain (loss) . . . . . . . . .          .08           .37         (.04)        (.82)         .43
                                                                  ------        ------       ------       ------       ------
    Total income from investment operations . . . . . . . .          .97          1.28          .90          .18         1.51
                                                                  ------        ------       ------       ------       ------
Dividends and distributions to shareholders:
  Dividends from net investment income  . . . . . . . . . .         (.88)         (.90)        (.91)        (.84)       (1.01)
  Tax return of capital distribution  . . . . . . . . . . .           --            --         (.02)        (.13)          --
                                                                  ------        ------       ------       ------       ------
    Total dividends and distributions to shareholders . . .         (.88)         (.90)        (.93)        (.97)       (1.01)
                                                                  ------        ------       ------       ------       ------
Net asset value, end of period  . . . . . . . . . . . . . .       $10.61        $10.52       $10.14       $10.17       $10.96
                                                                  ======        ======       ======       ======       ======
Market value, end of period . . . . . . . . . . . . . . . .       $10.13        $ 9.88       $10.00       $ 9.50       $11.25

TOTAL RETURN, AT MARKET VALUE(1)  . . . . . . . . . . . . .        11.40%         7.85%       15.62%       (7.46)%      11.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  . . . . . . . . .     $308,972      $306,181     $295,128     $295,658     $316,647
Average net assets (in thousands) . . . . . . . . . . . . .     $308,712      $298,496     $288,884     $306,686     $307,244
Ratios to average net assets:
  Net investment income . . . . . . . . . . . . . . . . . .         8.42%         8.87%        9.51%        9.17%       10.13%
  Expenses  . . . . . . . . . . . . . . . . . . . . . . . .         0.99%         1.04%        1.05%        1.02%        1.00%
Portfolio turnover rate(2)  . . . . . . . . . . . . . . . .        258.9%        225.4%       240.1%       187.6%       131.3%

(1) Assumes a hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and mortgage "dollar-rolls") for the period ended October 31, 1997 were $776,051,192 and $765,405,480, respectively. Prior to the period ended October 31, 1996, purchases and sales of investment securities included mortgage "dollar-rolls."


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Oppenheimer Multi-Sector Income Trust


1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Multi-Sector Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to seek high current income consistent with preservation of capital by investments among seven sectors of the fixed income securities market. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation -- Portfolio securities are valued at the close of the New York Stock Exchange on the last day of each week on which day the New York Stock Exchange is open. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

Structured Notes -- The Trust invests in foreign currency-linked structured notes whereby the market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in values of the securities are recorded as unrealized gains and losses in the accompanying financial statements. During the year ended October 31, 1997, the market value of these securities comprised an average of 6% of the Trust's net assets, and resulted in realized and unrealized losses of $1,634,532.

Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by the Trust on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Trust's net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of October 31, 1997, the Trust had entered into outstanding when-issued or forward commitments of $32,422,733.

Oppenheimer Multi-Sector Income Trust

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Securities Purchased on a When-Issued Basis (continued)

In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Trust may enter into mortgage "dollar-rolls" in which the Trust sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Trust records each dollar-roll as a sale and a new purchase transaction.

Security Credit Risk -- The Trust invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Trust may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. At October 31, 1997, securities with an aggregate market value of $324,125, representing 0.01% of the Trust's net assets, were in default.

Foreign Currency Translation -- The accounting records of the Trust are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust's Statement of Operations.

Repurchase Agreements -- The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes -- The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At October 31, 1997, the Trust had available for federal income tax purposes an unused capital loss carryover of approximately $7,983,000, which expires in 2003.

Trustees' Fees and Expenses -- The Trust has adopted a nonfunded retirement plan for the Trust's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 1997, a provision of $185 was made for the Trust's projected benefit obligations and payments of $7,544 were made to retired trustees, resulting in an accumulated liability of $142,773 at October 31, 1997.

Distributions to Shareholders -- The Trust intends to declare and pay dividends from net investment income monthly. Distributions from net realized gains on investments, if any, will be made at least once each year.

Oppenheimer Multi-Sector Income Trust

Classification of Distributions to Shareholders -- Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Trust.

The Trust adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 1997, amounts have been reclassified to reflect a decrease in undistributed net investment income of $1,074,873, a decrease in accumulated net realized loss on investments of $2,827,430, and a decrease in additional paid-in capital of $1,752,557.

Other -- Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends in kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of $.01 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the years ended October 31, 1997 and 1996.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

At October 31, 1997 net unrealized appreciation on investments and options written of $3,713,015 was composed of gross appreciation of $8,558,085, and gross depreciation of $4,845,070.

4. MANAGEMENT AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for an annual fee of 0.65% on the Trust's average annual net assets.

Mitchell Hutchins Asset Management Inc. serves as the Trust's Administrator. The Trust pays the Administrator an annual fee of 0.20% of the Trust's average annual net assets.

The Manager acts as the accounting agent for the Trust at an annual fee of $24,000, plus out-of-pocket costs and expenses reasonably incurred.

Shareholder Financial Services, Inc. (SFSI), a wholly owned subsidiary of the Manager, is the transfer agent and registrar for the Trust. Fees paid

Oppenheimer Multi-Sector Income Trust

4. MANAGEMENT AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.

5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Trust uses forward contracts to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Trust generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Trust may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Trust will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Trust's Statement of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At October 31, 1997, the Trust had outstanding forward contracts as follows:

                                                                            Valuation
                                                          Contract            as of
                                          Expiration       Amount          October 31,       Unrealized        Unrealized
                                            Dates          (000s)             1997          Appreciation     Depreciation
 ----------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
German Mark (DEM) . . . . . . . . . .       11/4/97       1,170 DEM          $  679,660        $     --         $  151
                                                                                               --------         ------
Contracts to Sell
-----------------
Argentine Peso (ARP)  . . . . . . . .       11/5/97       3,042 ARP           1,767,695              --          1,375
Indonesian Rupiah (IDR) . . . . . . .       2/10/98   4,905,000 IDR           1,306,501           7,573             --
South African Rand (ZAR)  . . . . . .       12/29/97     16,224 ZAR           3,310,273          62,676             --
                                                                                                -------         ------
                                                                                                 70,249          1,375
                                                                                                -------         ------
Total Appreciation and Depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $70,249         $1,526
                                                                                                =======         ======


6. FUTURES CONTRACTS

The Trust may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Trust may also buy or write put or call options on these futures contracts.

The Trust generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Trust may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Oppenheimer Multi-Sector Income Trust

Upon entering into a futures contract, the Trust is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Trust each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

At October 31, 1997, the Trust had outstanding futures contracts as follows:

                                                                           Valuation
                                                          Number             as of          Unrealized
                                         Expiration      of Futures       October 31,      Appreciation
                                            Date         Contracts           1997         (Depreciation)
---------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
U.S. Treasury Bonds . . . . . . . . .       12/97           25           $2,961,718            $ 20,312
                                                                                               --------
Contracts to Sell
-----------------
Hang Seng Index . . . . . . . . . . .       11/97           16            1,096,061             (52,008)
Nikkei 225  . . . . . . . . . . . . .       12/97           17            1,394,000              24,800
Standard & Poor's 500 . . . . . . . .       12/97            6            2,772,000              (9,750)
U.S. Treasury Nts., 5 yr.   . . . . .       12/97           44            4,769,875             (18,719)
U.S. Treasury Nts., 2 yr.   . . . . .       12/97            6            1,247,250              (8,718)
U.S. Treasury Nts., 10 yr.  . . . . .       12/97           44            4,917,000                  --
                                                                                               --------
                                                                                                (64,395)
                                                                                               --------
                                                                                               $(44,083)
                                                                                               ========

7. OPTION ACTIVITY

The Trust may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Trust generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Trust receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Trust will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject

Oppenheimer Multi-Sector Income Trust

7. OPTION ACTIVITY (CONTINUED)

to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Trust gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Trust may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Trust pays a premium whether or not the option is exercised. The Trust also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended October 31, 1997 was as follows:

                                                    Call Options                          Put Options
                                             -----------------------------     --------------------------------
                                                Number           Amount             Number             Amount
                                                  of               of                 of                 of
                                                Options          Premiums           Options           Premiums
                                             -------------     ------------    --------------       -----------
Options outstanding at October 31, 1996          9,277,500     $  107,323                  --        $      --
Options written . . . . . . . . . . .           73,237,667      1,151,885         389,549,046          423,720
Options closed or expired . . . . . .          (75,477,897)      (856,023)       (377,347,901)        (291,477)
Options exercised . . . . . . . . . .           (7,036,550)      (320,865)        (12,200,440)         (68,793)
                                              ------------     ----------       -------------       ----------
Options outstanding at October 31, 1997                720     $   82,320                 705       $   63,450
                                              ============     ==========       =============       ==========


8. ILLIQUID AND RESTRICTED SECURITIES

At October 31, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at October 31, 1997 was $28,054,853, which represents 9.08% of the Trust's net assets, of which $2,233,753 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                                    Valuation Per
                                                                            Acquisition               Cost            Unit as of
Security                                                                        Date                 Per Unit      October 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
       Arizona Charlie's, Inc., 12% First Mtg. Nts.,
         Series B, 11/15/00   . . . . . . . . . . . . . .                       11/18/93               100.00%           53.75%
       Capitol Queen & Casino, Inc., 12% First Mtg. Nts.,
         Series A, 11/15/00   . . . . . . . . . . . . . .                       11/18/93                87.50            14.25
Stocks and Warrants:
       Becker Gaming, Inc. Wts., Exp. 11/00   . . . . . .                       11/18/93               $ 2.00           $  .20
       CGA Group Ltd., Preferred  . . . . . . . . . . . .                        6/17/97                25.00            25.00
       CGA Group Ltd. Wts., Exp. 12/49  . . . . . . . . .                        6/17/97                   --              .50

Oppenheimer Multi-Sector Income Trust

9. INTEREST RATE SWAP TRANSACTIONS

The Trust may enter into an interest rate swap transaction to seek to maintain a total return or yield spread on a particular investment or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Trust records an increase or decrease to interest income, the amount due or owed by the Trust at termination or settlement. The Trust enters into swaps only on securities it owns. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Trust could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. The Trust segregates liquid assets to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive.


As of October 31, 1997, the Trust had entered into the following interest rate swap agreements:

Swap             Notional       Rate Paid by the     Floating Rate Received         Floating         Termination         Net
Counterparty     Principal     Trust at 10/31/97    by the Trust at 10/31/97       Rate Index          Date        Unrealized Loss
------------    -----------    -----------------    ------------------------      -------------     ------------   ---------------
Morgan           $3,830,000         7.65%                  7.287%                  Three-              3/8/01            $15,297
Guaranty                                                                           month
Trust Co.                                                                          New Zealand
of New York                                                                        Dollar Bank
                                                                                   Bills

INDEPENDENT AUDITORS' REPORT
Oppenheimer Multi-Sector Income Trust


The Board of Trustees and Shareholders of Oppenheimer Multi-Sector Income
Trust:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Multi-Sector Income Trust as of October 31, 1997 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multi-Sector Income Trust as of October 31, 1997 the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.





KPMG PEAT MARWICK LLP

Denver, Colorado
November 21, 1997

FEDERAL INCOME TAX INFORMATION  (Unaudited)
OPPENHEIMER MULTI-SECTOR INCOME TRUST


In early 1998 shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 1997. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

Dividends paid by the Trust during the fiscal year ended October 31, 1997 which are not designated as capital gain distributions should be multiplied by 0.57% to arrive at the net amount eligible for the corporate dividend received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

SHAREHOLDER MEETING  (Unaudited)



On May 5, 1997, an annual shareholder meeting was held at which the three Trustees identified below were elected, the selection of KPMG Peat Marwick LLP as the independent certified public accountants and auditors of the Trust for the fiscal year beginning November 1, 1996 was ratified (Proposal No. 1) and the Investment Advisory Agreement between the Trust and OppenheimerFunds, Inc. was approved (Proposal No. 2) as described in the Trust's proxy statement for that meeting. The following is a report of the votes cast:

                                                                            Withheld/
Nominee/Proposal                     For                   Against           Abstain        Broker Non-Votes             Total
----------------                   -------                 --------         ---------       ----------------           ---------
Trustees
Leon Levy . . . . . . .            23,915,196                                  21,626             4,798,621            23,936,822
Bridget A. Macaskill  .            23,916,012                                  20,810             4,798,621            23,936,822
Clayton K. Yeutter  . .            23,914,886                                  21,936             4,798,621            23,936,822
Proposal No. 1  . . . .            23,839,950              42,542              54,330             4,798,621            23,936,822
Proposal No. 2  . . . .            23,733,503              72,351             130,968             4,798,621            23,936,822

OPPENHEIMER MULTI-SECTOR INCOME TRUST

GENERAL INFORMATION CONCERNING THE TRUST

Oppenheimer Multi-Sector Income Trust (the Trust) is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with preservation of capital. The Trust's secondary investment objective is capital appreciation. In seeking its objectives, the Trust may invest any percentage of its assets in at least three of the following seven fixed-income sectors: U.S. Government, Corporate, International, Asset-Backed, Municipal, Convertible and Money Market. Current income, preservation of capital and, secondarily, possible capital appreciation will be considerations in the allocation of assets among such sectors. The Trust may invest in a number of different kinds of "derivative investments" and may also engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. The investment advisor to the Trust is OppenheimerFunds, Inc. (the Manager).

The Portfolio Managers of the Trust are Robert E. Patterson, Thomas P. Reedy, Ashwin K. Vasan, Carol E. Wolf and Arthur J. Zimmer and who also serve as Vice Presidents of the Trust and of the Manager, and are officers of certain mutual funds managed by the Manager. Messrs. Reedy and Vasan have been the persons principally responsible for the day-to-day management of the Trust's portfolio since June 1993. Prior to that, Mr. Reedy served as a securities analyst for the Manager and Mr. Vasan served as a securities analyst for Citibank, N.A. and Mr. Zimmer served as a Vice President of Hanifen Imhoff Management Company.

Dividend Reinvestment and Cash Purchase Plan -- Pursuant to the Trust's Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Trust (Shares) not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Trust will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $0.75.

Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Trust for payment of the Distribution in additional Shares at the greater of the Trust's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the NYSE), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may

OPPENHEIMER MULTI-SECTOR INCOME TRUST
General Information Concerning the Fund (Continued)

exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Trust.

Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee.

Fractional Shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Trust. There are no brokerage charges for Shares issued directly by the Trust. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.

The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1-800-647-7374.
Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

Shareholder Information -- The Shares are traded on the NYSE. Daily market prices for the Trust's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation "OppenMlti." The Trust's NYSE trading symbol is OMS. Weekly net asset value (NAV) and market price information about the Trust is published each Monday in The Wall Street Journal and each Sunday in The New York Times and each Saturday in Barron's, and other newspapers in a table called "Closed-End Bond Funds."

                      (This Page Intentionally Left Blank)

OPPENHEIMER MULTI-SECTOR INCOME TRUST

      Officers and Trustees
      Leon Levy, Chairman of the Board of Trustees
      Donald W. Spiro, Vice Chairman of the Board of
        Trustees
      Bridget A. Macaskill, Trustee and President
      Robert G. Galli, Trustee
      Benjamin Lipstein, Trustee
      Elizabeth B. Moynihan, Trustee
      Kenneth A. Randall, Trustee
      Edward V. Regan, Trustee
      Russell S. Reynolds, Jr., Trustee
      Pauline Trigere, Trustee
      Clayton K. Yeutter, Trustee
      Robert E. Patterson, Vice President
      Thomas P. Reedy, Vice President
      Ashwin K. Vasan, Vice President
      Carol E. Wolf, Vice President
      Arthur J. Zimmer, Vice President
      George C. Bowen, Treasurer
      Robert J. Bishop, Assistant Treasurer
      Scott T. Farrar, Assistant Treasurer
      Andrew J. Donohue, Secretary
      Robert G. Zack, Assistant Secretary

      Investment Advisor
      OppenheimerFunds, Inc.

      Administrator
      Mitchell Hutchins Asset Management Inc.

      Transfer Agent and Registrar
      Shareholder Financial Services, Inc.

      Custodian of Portfolio Securities
      The Bank of New York

      Independent Auditors
      KPMG Peat Marwick LLP

      Legal Counsel
      Gordon Altman Butowsky Weitzen Shalov & Wein

      This is a copy of a report to shareholders of Oppenheimer Multi-Sector Income Trust. It does not offer for sale or solicit orders to buy any securities.

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Trust may purchase its shares of beneficial interest in the open market at prevailing market prices.

      Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

      RA0680.001.1097 [RECYCLELOGO] Printed on recycled paper